Product warranties	6 Months Ended
Jun. 30, 2012
Product Warranties Disclosures [Abstract]
Product warranties
Product warranties
The Company provides for the estimated costs of hardware warranties at the time the related revenue is recognized. Costs are estimated based on historical and projected product failure rates, historical and projected repair costs, and knowledge of specific product failures (if any). The specific hardware warranty includes parts and labor over a period generally ranging from one to three years. The Company provides no warranty for software. The Company regularly re-evaluates its estimates to assess the adequacy of the recorded warranty liabilities and adjust the amounts as necessary.
A reconciliation of the changes in the Company’s warranty reserve for 2010 and 2011, and the six months ended June 30, 2012 (unaudited) is as follows:

	December 31,		June 30,
(in thousands)	2010	2011	2012
			(unaudited)
Balance at the beginning of the period	$572	$605	$983
Warranty expenses accrued	1,166	1,613	611
Warranty settlements made	(1,133)	(1,235)	(818)
Balance at the end of the period	$605	$983	$776